Asset Retirement Obligations - Changes In Asset Retirement Obligations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in other provisions [Abstract]
Accretion	$ 13,713	$ 10,914
Less current portion of asset retirement obligations	11,579	0
Non-current portion of asset retirement obligations	656,395	646,898
Less current portion of asset retirement obligations	11,579	0
Asset retirement obligation
Reconciliation of changes in other provisions [Abstract]
Balance, beginning of the year	646,898	368,995
Liabilities incurred	21,748	12,537
Liabilities settled	(15,417)	(14,035)
Liabilities acquired from property acquisitions	1,648	132
Liabilities divested	(1,331)	(580)
Property swaps	792	0
Accretion	13,713	10,914
Change in estimate	19,632	33,453
Changes in discount rates and inflation rates	(17,486)	192,672
Foreign currency translation	(2,223)	2,850
Balance, end of the year	667,974	646,898
Asset retirement obligation | Aggregated individually immaterial business combinations
Reconciliation of changes in other provisions [Abstract]
Liabilities assumed from corporate acquisition	$ 0	$ 39,960